Earnings Per Share - Schedule of Reconciliations of Basic and Diluted Earnings Per Share of Class A Common Stock (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		4 Months Ended	9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income attributable to StepStone Group Inc. - Basic	$ 25,578	$ 0	$ 24,788	$ 24,788	$ 0
Net income attributable to StepStone Group Inc. - Diluted	$ 28,469		$ 27,556
Denominator:
Weighted-average shares of Class A common stock outstanding - Basic	29,237,500		29,237,500	29,237,500
Weighted-average shares of Class A common stock outstanding - Diluted	32,704,975		32,664,198	32,664,198
Net income per share of Class A common stock:
Basic	$ 0.87		$ 0.85	$ 0.85
Diluted	$ 0.87		$ 0.84	$ 0.84
Class B2 Units
Numerator:
Incremental income from assumed vesting and exchange of Class B2 units	$ 2,014		$ 1,948
Denominator:
Assumed vesting and exchange of Class B2 units	2,454,818		2,449,298
Restricted Stock Units (RSUs)
Numerator:
Incremental income from assumed vesting and exchange of Class B2 units	$ 877		$ 820
Denominator:
Assumed vesting and exchange of Class B2 units	1,012,657		977,400